Postemployment Benefits Pension Plans - Net Cost/(Benefit) (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 10	$ 11
Interest cost	163	158	178
Expected return on plan assets	(229)	(247)	(262)
Amortization of unrecognized losses/(gains)	0	0	0
Settlements	0	(4)	2
Curtailments	0	0	0
Special/contractual termination benefits	0	0	19
Other	0	0	2
Net cost/(benefit)	(59)	(83)	(50)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	17	19	19
Interest cost	51	67	66
Expected return on plan assets	(143)	(175)	(180)
Amortization of unrecognized losses/(gains)	1	2	1
Settlements	1	158	0
Curtailments	0	(1)	0
Special/contractual termination benefits	4	7	9
Other	0	0	(15)
Net cost/(benefit)	$ (69)	$ 77	$ (100)